Preferred Stock	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Preferred Stock [Abstract]
Preferred Stock

8. Preferred Stock

Prior to the Merger, in August 2020, Revelation Sub authorized the sale and issuance of up to 2,000,000 shares of preferred stock, par value $0.001 per share. At the Closing Date of the Business Combination, all outstanding shares of the Series A Preferred Stock and Series A-1 Preferred Stock were converted into 1,713,965 and 1,865,238, respectively, shares of common stock at an exchange ratio of 2.725 (see Note 3).

The third amended and restated certificate of incorporation of the Company authorizes up to 5,000,000 shares of preferred stock, $0.001 par value per share, which may be issued as designated by the Board of Directors without stockholder approval. As of September 30, 2022 and as of the date of this Report, there was no preferred stock designated nor any such shares issued and outstanding.

Series A Preferred Stock

Prior to the Merger, in December 2020, Revelation Sub sold and issued 628,930 shares of Series A Preferred Stock at $6.36 per share for net proceeds of $3.9 million. All shares of the Series A Preferred Stock were exchanged on the Closing Date for common stock in connection with the Business Combination.

Series A-1 Preferred Stock

Prior to the Merger, in January 2021, Revelation Sub sold and issued 684,450 shares of Series A-1 Preferred Stock at $6.36 per share for net proceeds of $3.9 million. All shares of the Series A-1 Preferred Stock were exchanged on the Closing Date for common stock in connection with the Business Combination.

5. Preferred Stock

In August 2020, the Company authorized the sale and issuance of up to 2,000,000 shares of preferred stock, par value $0.001 per share. At the Closing of the Business Combination, all outstanding shares of the Series A Preferred Stock and Series A-1 Preferred Stock were converted into shares of common stock (see Note 10. Subsequent Events – Business Combination).

Series A Preferred Stock

On December 31, 2020, the Company entered into a Series A Preferred Stock Purchase Agreement (the “Series A SPA”), pursuant to which the Company issued 628,930 shares of Series A Preferred Stock at $6.36 per share for net proceeds of $3.9 million, of which $0.4 million was received as of December 31, 2020 and the remaining $3.5 million was received in January 2021. As of December 31, 2020, the $3.5 million of net proceeds for the Series A Preferred Stock was recorded as a subscription receivable on the Company’s statement of changes in stockholders’ equity (deficit). Issuance costs were $96,000 related to the sale and issuance of the Series A Preferred Stock. The holders of the Series A Preferred Stock have various rights, preferences, and privileges as follows:

Conversion Rights

The Series A Preferred Stock is convertible, at the option of the holder, at any time into shares of common stock. The number of shares is determined by dividing the original issuance price by the conversion price, the shares of preferred stock convert on a one-for-one basis. Additionally, the Series A Preferred Stock automatically converts into shares of common stock upon an underwritten public offering of the common stock on any tier of the NASDAQ Stock Market or any tier of the New York Stock Exchange with a market price at listing equal to at least $12.72 per share. No fractional shares will be issued.

Liquidation Preference

While the Series A Preferred Stock is not redeemable, the holders of the convertible preferred shares would be entitled to available proceeds in certain change of control events that are fully in control of the Company. In the event of any liquidation or deemed liquation event (as defined in the Company’s amended and restated certificate of incorporation), the Series A Preferred Stock shall have a liquidation preference equal to the original Series A purchase price plus any declared and unpaid dividends only if the shares of common stock are redeemed for cash. In the event of a deemed liquidation event, if the assets of the Company available for distribution are insufficient to pay the preferred stockholders in the full amount they are entitled, the preferred stockholders shall share ratably in any distribution of the assets available for distribution in proportion to the number of shares of preferred stock that they hold. Additionally, the holders of Series A Preferred Stock are entitled to be paid out prior to the holders of common stock.

Dividends

The holders of the Series A Preferred Stock shall be entitled to receive non-cumulative cash dividends in preference to any dividend on the common stock and any junior preferred stock at the rate of eight percent (8%) per annum of the original Series A purchase price, when, and if declared by the board of directors. No dividends have been declared through December 31, 2021.

Voting Rights

Each holder of outstanding shares of Series A Preferred Stock shall be entitled to cast the number of votes equal to the number of whole shares of common stock into which the shares of Series A preferred stock held by such holder are convertible as of the record date for determining stockholders entitled to vote on such matter. Series A preferred stockholders and common stockholders vote together as a single class.

Protective Provisions

The holders of the Series A Preferred Stock have certain protective provisions that limit the Company’s ability to take action without the consent of the holders of the Series A Preferred Stock. The following is a list of events for which the Company requires written consent or the affirmative vote of the Series A preferred stockholder:

●	liquidate, dissolve or wind-up the business and affairs of the Company;

●	amend, alter or repeal any provision of the amended and restated certificate of incorporation or bylaws that affects the Series A Preferred stockholders;

●	create, authorize or issue shares of capital stock that are not junior to the Series A Preferred Stock or authorize additional shares of Series A preferred stock or capital stock that is not junior to the Series A Preferred Stock;

●	authorize or incur debt over $2.0 million;

●	prior to June 30, 2021, authorize the issuance of common stock outstanding exceeding 4,576,572 shares.

Series A-1 Preferred Stock

On January 27, 2021, the Company entered into a Series A-1 Preferred Stock Purchase Agreement (the “Series A-1 SPA”), pursuant to which the Company issued 684,450 shares of Series A-1 Preferred Stock at $6.36 per share for net proceeds of $3.9 million received in January 2021 and February 2021. Issuance costs were $448,000 related to the sale and issuance of the Series A-1 Preferred Stock. The Series A-1 Preferred Stock is identical to the Series A Preferred Stock except that the Series A-1 Preferred Stock is subordinate to the Series A Preferred Stock and senior to common stock as to dividends and liquidation preference and does not have any protective provisions like the Series A Preferred Stock. Additionally, the Series A-1 Preferred Stock automatically converts into shares of common stock, upon an effective registration statement under the Securities Act of 1933, as amended, together with approval by OTC Markets LLC for quotation on the OTCQX or OTCQB or the listing of the common stock on any tier of the NASDAQ Stock Market or any tier of the New York Stock Exchange or upon the occurrence of an event specified by vote or written consent of the Series A-1 Preferred stockholders.